Subsidiaries (Investments - I.C. Green) (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2021 ILS (₪)	Aug. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2021 USD ($)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			20.30%
Deferred tax expense (income) recognised in profit or loss			$ 2,439	$ (3,963)
ICGE [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				100.00%
Deferred tax expense (income) recognised in profit or loss			108,000
Deferred tax relating to items credited (charged) directly to equity			$ 1,700
ICGE [Member] | Loan commitments [member]
Disclosure of subsidiaries [line items]
Face amount	₪ 472				$ 152,000
Borrowings, interest rate	7.00%				7.00%
ICGE [Member] | Capital Notes [Member]
Disclosure of subsidiaries [line items]
Face amount	₪ 1,188				$ 382,000
Borrowings, maturity	5 years
Bluescape Clean Fuels LLC [Member]
Disclosure of subsidiaries [line items]
Proceeds from sale of assets		$ 1,600